FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2005

                Check here if Amendment [ ]; Amendment Number: 1

                        This Amendment (Check only one):
                              [X] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ADAR Investment Management LLC
Address:          156 West 56th Street, Suite 801
                  New York, New York 10019

13F File Number:  028-11211

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Aaron Morse
Title:  Chief Operating Officer
Phone:  (212) 373-8930

Signature, Place, and Date of Signing:

/s/ Aaron Morse
------------------
(Signature)

New York, New York
------------------
(City, State)

February 21, 2006
------------------
(Date)

This Amendment No.1 restates the original public Form 13F report because an incorrect entry was made. Information regarding GENCORP INC. was incorrectly included on the original 13F instead of for GENCO SHIPPING & TRADING LTD. The information for GENCORP INC. has been removed and the information for GENCO SHIPPING & TRADING LTD. has been included in this restated Form 13F report.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 110

Form 13F Information Table Value Total: $737,747 (thousands)

List of Other Included Managers:

         None


                                                                     FORM 13F
                                                                                                          (SEC USE ONLY)
QTR ENDED: 12/31/05                       Name of Reporting Manager:  ADAR Investment Management LLC

                                                                                                                     Item 8:
Item 1:                            Item 2 :        Item 3:     Item 4:    Item 5:            Item 6:   Item 7:   Voting Authority
Name of Issuer                  Title of Class     CUSIP     Fair Market Shares or         Investment Managers (a)      (b)    (c)
                                                   Number       Value   Principal Sh/ Put/ Discretion   See    Sole   Shared   None
                                                              (X$1000)    Amount  Prn Call            Instr.V

ABGENIX INC                    COM               00339B107     8,059     375,000   SH      SOLE                 375,000
ACUSPHERE INC                  COM               00511R870       168      31,396   SH      SOLE                  31,396
ADVANCED MICRO DEVICES INC     COM               007903107    13,770     450,000   SH      SOLE                 450,000
ALBERTSONS INC                 PUT               013104954       921       5,755   SH      SOLE                   5,755
AMERICAN EXPRESS CO            DBCV 1.850%12/0   025816AS8    90,129  85,000,000  PRN      SOLE
AMERICAN INTL GROUP INC        COM               026874107     1,706      25,000   SH      SOLE                  25,000
AMR CORP                       PUT               001765956       140      27,995   SH      SOLE                  27,995
AMR CORP                       NOTE 4.250% 9/2   001765BA3     8,423   6,000,000  PRN      SOLE
AMR CORP                       NOTE 4.500% 2/1   001765BB1    48,083  41,000,000  PRN      SOLE
ANWORTH MORTGAGE ASSET CP      COM               037347101       233      31,900   SH      SOLE                  31,900
AVOCENT CORP                   COM               053893103       742      27,300   SH      SOLE                  27,300
BIMINI MTG MGMT INC            CLA               09031E400       761      84,100   SH      SOLE                  84,100
BLOCKBUSTER INC                CLA               093679108       792     211,300   SH      SOLE                 211,300
CABLEVISION SYS CORP           CLA NY CABLVS     12686C109     7,111     303,000   SH      SOLE                 303,000
CALPINE CORP                   COM               131347106        52     250,000   SH      SOLE                 250,000
CAPSTEAD MTG CORP              COM NO PAR        14067E506     3,003     516,900   SH      SOLE                 516,900
CEDAR SHOPPING CTRS INC        COM NEW           150602209       228      16,200   SH      SOLE                  16,200
CELGENE CORP                   COM               151020104     1,037      16,000   SH      SOLE                  16,000
CENTERPOINT ENERGY INC         NOTE 3.750% 5/1   15189TAM9    41,098  35,000,000  PRN      SOLE
CHESAPEAKE ENERGY CORP         PFD CONV          165167842    19,051     200,000   SH      SOLE                 200,000
CHIQUITA BRANDS INTL INC       PUT               170032959       612       1,200   SH      SOLE                   1,200
CINCINNATI BELL INC NEW        COM               171871106       515     146,600   SH      SOLE                 146,600
COLEY PHARMACEUTICAL GROUP I   COM               19388P106       910      60,000   SH      SOLE                  60,000
COMCAST CORP NEW               CLA SPL           20030N200    14,130     550,000   SH      SOLE                 550,000
COMCAST HOLDINGS CORP          ZONES CV2% PCS    200300507    12,207     300,000  PRN      SOLE
COMMONWEALTH TEL ENTERPRISES   COM               203349105       746      22,100   SH      SOLE                  22,100
COMSTOCK HOMEBUILDING COS IN   CLA               205684103       433      30,673   SH      SOLE                  30,673
COUNTRYWIDE FINANCIAL CORP     COM               222372104     1,710      50,000   SH      SOLE                  50,000
COURTSIDE ACQUISITION CORP     *W EXP 06/29/200  22274N110       176     400,000   SH      SOLE                 400,000
COURTSIDE ACQUISITION CORP     COM               22274N102     1,036     200,000   SH      SOLE                 200,000
COVENTRY HEALTH CARE INC       COM               222862104     4,937      86,675   SH      SOLE                  86,675
CV THERAPEUTICS INC            COM               126667104       915      37,000   SH      SOLE                  37,000
CYNOSURE INC                   CLA               232577205       417      20,000   SH      SOLE                  20,000
DANA CORP                      COM               235811106       802     111,700   SH      SOLE                 111,700
DEL MONTE FOODS CO             COM               24522P103    11,890   1,140,000   SH      SOLE               1,140,000
DELUXE CORP                    COM               248019101       744      24,700   SH      SOLE                  24,700
DEUTSCHE TELEKOM AG            SPONSORED ADR     251566105       753      45,300   SH      SOLE                  45,300
DEVON ENERGY CORP NEW          DEB 4.900% 8/1    25179MAA1    15,510  13,500,000  PRN      SOLE
DURAAUTOMOTIVE SYSTEMS CORP    CLA               265903104       205      91,456   SH      SOLE                  91,456
ENERGY EAST CORP               COM               29266M109       748      32,800   SH      SOLE                  32,800
EPIX PHARMACEUTICALS INC       COM               26881Q101       545     134,857   SH      SOLE                 134,857
ESCHELON TELECOM INC           COM               296290109     1,265      90,000   SH      SOLE                  90,000
FORD MTR CO CAP TR II          PFD TR CV6.5%     345395206       881      32,000   SH      SOLE                  32,000
FRANCE TELECOM                 SPONSORED ADR     35177Q105       753      30,300   SH      SOLE                  30,300
FUELCELL ENERGY INC            COM               35952H106       250      29,500   SH      SOLE                  29,500
GENCO SHIPPING & TRADING LTD   SHS               Y2685T107     1,366      78,300   SH      SOLE                  78,300
GENERAL GROWTH PPTYS INC       COM               370021107     4,699     100,000   SH      SOLE                 100,000
GENERAL MTRS CORP              COM               370442105       773      39,800   SH      SOLE                  39,800
GENWORTH FINL INC              COM CLA           37247D106     1,729      50,000   SH      SOLE                  50,000
GENZYME CORP                   COM               372917104     1,062      15,000   SH      SOLE                  15,000
GILEAD SCIENCES INC            COM               375558103     1,120      21,300   SH      SOLE                  21,300
GREAT ATLANTIC & PAC TEA INC   COM               390064103     3,496     110,000   SH      SOLE                 110,000
GRUPO TMM S A                  SPADR A SHS       40051D105     3,904   1,014,000   SH      SOLE               1,014,000
GTX INC DEL                    COM               40052B108       323      42,660   SH      SOLE                  42,660
HALLIBURTON CO                 COM               406216101     3,098      50,000   SH      SOLE                  50,000
HEALTH NET INC                 COM               42222G108     3,578      69,400   SH      SOLE                  69,400
HELEN OF TROY CORP LTD         COM               G4388N106       725      45,000   SH      SOLE                  45,000
HUMAN GENOME SCIENCES INC      NOTE 2.250%10/1   444903AK4    21,198  27,000,000  PRN      SOLE
HUMANA INC                     COM               444859102     3,523      64,850   SH      SOLE                  64,850
ICOS CORP                      COM               449295104       553      20,000   SH      SOLE                  20,000
IMCLONE SYS INC                COM               45245W109       514      15,000   SH      SOLE                  15,000
INTERPUBLIC GROUP COS INC      NOTE 4.500% 3/1   460690AT7    44,379  42,500,000  PRN      SOLE
JO-ANN STORES INC              COM               47758P307       697      59,100   SH      SOLE                  59,100
JOHNSON & JOHNSON              COM               478160104       739      12,300   SH      SOLE                  12,300
KANSAS CITY SOUTHERN           COM NEW           485170302     1,742      71,300   SH      SOLE                  71,300
KCS ENERGY INC                 COM               482434206     3,391     140,000   SH      SOLE                 140,000
KINDRED HEALTHCARE INC         COM               494580103       768      29,800   SH      SOLE                  29,800
KKR FINL CORP                  COM               482476306     2,150      89,600   SH      SOLE                  89,600
LEAR CORP                      COM               521865105       748      26,300   SH      SOLE                  26,300
LEGG MASON INC                 COM               524901105     2,992      25,000   SH      SOLE                  25,000
LIBERTY MEDIA CORP NEW         COM SER A         530718105       758      96,300   SH      SOLE                  96,300
LIZ CLAIBORNE INC              COM               539320101       752      21,000   SH      SOLE                  21,000
LONE STAR TECHNOLOGIES INC     COM               542312103     3,461      67,000   SH      SOLE                  67,000
M/I HOMES INC                  COM               55305B101       747      18,400   SH      SOLE                  18,400
MASSEY ENERGY CORP             COM               576206106     1,894      50,000   SH      SOLE                  50,000
MBNA CORP                      COM               55262L100     6,109     225,000   SH      SOLE                 225,000
MELLON FINL CORP               COM               58551A108     6,850     200,000   SH      SOLE                 200,000
MIDAS GROUP INC                COM               595626102       575      31,300   SH      SOLE                  31,300
MYOGEN INC                     COM               62856E104     1,204      40,000   SH      SOLE                  40,000
NATIONALAUSTRALIA BK LTD       CAP UTS EXCHBL    632525309   130,760   3,326,800   SH      SOLE               3,326,800
NAVIOS MARITIME HOLDINGS INC   COM               Y62196103       462     100,000   SH      SOLE                 100,000
NETBANK INC                    COM               640933107       413      57,153   SH      SOLE                  57,153
NEUROCRINE BIOSCIENCES INC     COM               64125C109     1,286      20,500   SH      SOLE                  20,500
NEW PLAN EXCEL RLTY TR INC     NOTE 3.750% 6/0   648053AB2     8,920   8,780,000  PRN      SOLE
NEW SKIES SATELLITES HLDGS     SHS               G64865101     4,030     185,100   SH      SOLE                 185,100
ONYX PHARMACEUTICALS INC       COM               683399109     1,858      64,500   SH      SOLE                  64,500
OSCIENT PHARMACEUTICALS CORP   NOTE 3.500% 4/1   68812RAB1     3,242   4,295,000  PRN      SOLE
PEOPLES ENERGY CORP            COM               711030106       740      21,100   SH      SOLE                  21,100
QUINTANA MARITIME LTD          SHS               Y7169G109     1,424     139,840   SH      SOLE                 139,840
RALCORP HLDGS INC NEW          COM               751028101     3,991     100,000   SH      SOLE                 100,000
SERVICES ACQUISITION CORP IN   *W EXP 02/14/200  817628118       192     240,000   SH      SOLE                 240,000
SERVICES ACQUISITION CORP IN   COM               817628100     1,714     240,000   SH      SOLE                 240,000
SHANDA INTERACTIVE ENTMT LTD   SPONSORED ADR     81941Q203       730      47,900   SH      SOLE                  47,900
SOUTHWESTERN ENERGY CO         COM               845467109     3,594     100,000   SH      SOLE                 100,000
ST JUDE MED INC                DBCV 2.800%12/1   790849AB9    19,918  20,000,000  PRN      SOLE
TELEFONICA S A                 SPONSORED ADR     879382208       752      16,700   SH      SOLE                  16,700
TERRA INDS INC                 COM               880915103       717     128,100   SH      SOLE                 128,100
TIME WARNER INC                COM               887317105     1,608      92,200   SH      SOLE                  92,200
TOWN & CTRY TR                 NOTE 5.375% 8/1   892081AB6    20,161  15,500,000  PRN      SOLE
TRIBUNE CO NEW                 SB DB EXCH2%29    896047305    48,959     645,500   SH      SOLE                 645,500
ULTRA PETROLEUM CORP           COM               903914109     3,906      70,000   SH      SOLE                  70,000
UNITED PARCEL SERVICE INC      CL B              911312106     2,255      30,000   SH      SOLE                  30,000
UNITED THERAPEUTICS CORP DEL   COM               91307C102     1,037      15,000   SH      SOLE                  15,000
VALASSIS COMMUNICATIONS INC    COM               918866104       744      25,600   SH      SOLE                  25,600
VALERO ENERGY CORP NEW         COM               91913Y100     1,290      25,000   SH      SOLE                  25,000
VERTEX PHARMACEUTICALS INC     COM               92532F100       823      29,730   SH      SOLE                  29,730
VIACOM INC                     CL B              925524308     3,260     100,000   SH      SOLE                 100,000
VIACOM INC NEW                 CL B              92553P201    17,077     415,000   SH      SOLE                 415,000
VIROPHARMA INC                 COM               928241108       740      40,000   SH      SOLE                  40,000
VISTEON CORP                   COM               92839U107       939     150,000   SH      SOLE                 150,000

                                                Value Total $737,747

                                                Entry Total:     110